Deferred consideration liability - Narrative (Details) - USD ($) $ in Millions			6 Months Ended
	Dec. 09, 2024	Dec. 15, 2022	Jun. 30, 2025	Apr. 30, 2021
Disclosure of contingent liabilities [line items]
Total consideration			$ 6
First tranche payment		$ 2
Discount percentage			8.85%
DFS
Disclosure of contingent liabilities [line items]
Definitive feasibility study	$ 4
Top of range
Disclosure of contingent liabilities [line items]
Total consideration			$ 14
Bottom of range
Disclosure of contingent liabilities [line items]
Total consideration			8
Kabanga Holdings Limited
Disclosure of contingent liabilities [line items]
Total consideration				$ 14
First Tranche
Disclosure of contingent liabilities [line items]
Tranche amount			$ 2
Period post date of signing			3 years
Second Tranche
Disclosure of contingent liabilities [line items]
Tranche amount			$ 4
Period post date of signing			5 years